Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-37400
Entity Registrant Name	SHOPIFY INC.
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	7372
Entity Tax Identification Number	98-0486686
Entity Address, Address Line One	151 O'Connor Street
Entity Address, Address Line Two	Ground Floor
Entity Address, City or Town	Ottawa
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	K2P 2L8
City Area Code	613
Local Phone Number	241-2828 Ext. 1045
Title of 12(b) Security	Class A Subordinate Voting Shares
Trading Symbol	SHOP
Security Exchange Name	NYSE
Security Reporting Obligation	15(d)
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Entity Central Index Key	0001594805
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Subordinate Voting
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	1,207,318,947
Class B Multiple Voting
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	79,251,346
Founder Share
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	1
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808-1674
City Area Code	302
Local Phone Number	636-5400
Contact Personnel Name	Corporation Service Company